SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY	12 Months Ended
Jun. 30, 2015
SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY
SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY
NOTE 4 — SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY
Debt, mortgage-backed and equity securities have been classified in the consolidated balance sheets according to management’s intent. U.S. Government agency mortgage-backed securities consist of securities issued by U.S. Government agencies and U.S. Government sponsored enterprises. Investment securities at June 30, 2015 and 2014 are as follows:
	June 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
FHLMC common stock	$20	$160	$—	$180
Certificates of deposit	7,221	29	(8)	7,242
Municipal securities	13,574	11	(152)	13,433
SBA loan pools	2,249	17	—	2,266
U.S. Government agency mortgage-backed securities	64,177	488	(523)	64,142
U.S. Government agency bonds	23,967	80	(143)	23,904
Total available-for-sale	$111,208	$785	$(826)	$111,167

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
FHLMC common stock	$20	$294	$—	$314
Preferred stock(1)	271	27	—	298
Certificates of deposit	7,221	24	(8)	7,237
Municipal securities	5,846	2	(39)	5,809
U.S. Government agency mortgage-backed securities	60,742	428	(730)	60,440
U.S. Government agency bonds	29,946	181	(419)	29,708
Total available-for-sale	$104,046	$956	$(1,196)	$103,806

(1)
Consists of 300 shares of Southern First Bancshares, Inc. cumulative perpetual preferred stock, series T.
Securities pledged at June 30, 2015 had a carrying amount of  $5,951 and were pledged to secure public deposits. No securities were pledge at June 30, 2014.
At June 30, 2015 and 2014, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.
The following tables show the fair value and unrealized loss of securities that have been in unrealized loss positions for less than twelve months and for more than twelve months at June 30, 2015 and 2014. The table also shows the number of securities in an unrealized loss position for each category of investment security as of the respective dates.
	June 30, 2015
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)
Available-for-sale:
Certificates of deposit	$1,737	$(6)	7	$247	$(2)	1	$1,984	$(8)	8
Municipal securities	10,472	(152)	30	—	—	—	10,472	(152)	30
SBA loan pools	—	—	—	—	—	—	—	—	—
U.S. Government agency mortgage-backed securities	18,981	(195)	15	11,521	(328)	12	30,502	(523)	27
U.S. Government agency bonds	6,951	(68)	4	4,920	(75)	3	11,871	(143)	7
	$37,070	$(421)	56	$17,759	$(405)	16	$54,829	$(826)	72

	June 30, 2014
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)	Fair Value	Unrealized Loss	Number in Unrealized Loss(1)
Available-for-sale:
Certificates of deposit	$1,237	$(8)	5	$—	$—	—	$1,237	$(8)	5
Municipal securities	4,263	(39)	11	—	—	—	4,263	(39)	11
U.S. Government agency mortgage-backed securities	7,241	(24)	6	21,464	(706)	18	28,705	(730)	24
U.S. Government agency bonds	3,467	(5)	3	12,574	(414)	8	16,041	(419)	11
	$16,208	$(76)	25	$34,038	$(1,120)	26	$50,246	$(1,196)	51

(1)
Actual amounts.

The Company evaluates securities for other-than-temporary impairments (“OTTI”) at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. The Company considers the length of time and the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer. Additionally, the Company considers its intent to sell or whether it will be more likely than not it will be required to sell the security prior to the security’s anticipated recovery in fair value. In analyzing an issuer’s financial condition, the Company may consider whether the securities are issued by the federal Government agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition.
None of the unrealized losses at June 30, 2015 were recognized into net income for the year ended June 30, 2015 because the issuer’s bonds are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value of these securities is expected to recover as they approach their maturity date or reset date. None of the unrealized losses at June 30, 2014 were recognized as having OTTI during the year ended June 30, 2015.
The amortized cost and fair value of debt securities classified as available-for-sale at June 30, 2015 and 2014 by contractual maturity are summarized as follows:
	June 30, 2015		June 30, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Less than one year	$1,244	$1,249	$4,002	$4,029
Due from one to five years	22,681	22,572	18,717	18,836
Due from five to ten years	13,174	13,148	13,297	13,047
Due after ten years	9,912	9,876	6,997	6,842
Mortgage-backed securities	64,177	64,142	60,742	60,440
Total	$111,188	$110,987	$103,755	$103,194

The following table presents the gross proceeds from sales of securities available-for-sale and held-to-maturity and gains or losses recognized for the years ended June 30, 2015 and 2014:
	Years Ended
	June 30, 2015	June 30, 2014
Available-for-sale:
Proceeds	$11,174	$18,721
Gross gains	149	182
Gross losses	—	(30)
Held-to-maturity:
Proceeds	—	2,270
Gross gains	—	82
Gross losses	—	—
Total:
Proceeds	$11,174	$20,991
Gross gains	$149	$264
Gross losses	$—	$(30)

During the year ended June 30, 2014, the Company sold two securities classified as held-to-maturity. One of those securities was a GNMA mortgage-backed security for which at least 85 percent of its original principal amount had been repaid. The second security was also a GNMA mortgage-backed security. Because the Company determined that it no longer had the positive intent to hold its investment in securities classified as held-to-maturity for an indefinite period of time because of the Company’s desire to have more flexibility in managing the investment portfolio, all of the Company’s securities classified as held-to-maturity were transferred to the available-for-sale category. The securities transferred had a total amortized cost of $7.8 million, with unrealized gross gains of  $56 and unrealized gross losses of  $11 at the time of transfer. The net unrealized gain of  $45 was added to other comprehensive income at the time of transfer.